Leases - Supplemental Cash Flows And Other Information (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Leases
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor
Operating Cash Flows Paid for Operating Leases	$ 255		$ 2,256	$ 3,339
Lease commitment				19,650
Office space lease
Leases
Lease commitment				$ 600
Lease term				5 years